Group Information	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Group Information
5 Group Information
At December 31, 2022, Jumia consolidated the Parent entity (Jumia Technologies AG) and the following subsidiaries:

Company name	Country of incorporation	% control		Principal activities(1)
		December 31, 2021	December 31, 2022
Africa Internet General Trading LLC	UAE	100.00	100.00	Services
Africa Internet Services SAS	FRANCE	100.00	100.00	Not active
African Internet Services S.A.	ANGOLA	100.00	—	—
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding

AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG	GERMANY	99.89	99.89	Holding
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Atol Internet Services Ltd.	MAURITIUS	100.00	—	—
Atol Internet Services Rwanda	RWANDA	100.00	100.00	Not active
Atol Internet Services S.a.r.l. Tunisia	TUNISIA	100.00	100.00	Not active
Atol Ivory Coast SARL	IVORY COAST	100.00	100.00	Not active
Atol Services Gabon SARL	GABON	100.00	100.00	Not active
Atol Technology PLC	ETHIOPIA	100.00	100.00	Not active
Bambino 162. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
EasyTaxi Egypt	EGYPT	100.00	—	—
Ecart Internet Services Nigeria Ltd.	NIGERIA	99.89	99.89	Online retailer
Ecart Services Algeria SARL	ALGERIA	100.00	100.00	Not active
Ecart Services Cameroon Ltd.	CAMEROON	100.00	100.00	Not active
Ecart Services Ghana Ltd.	GHANA	100.00	—	—
Ecart Services Ivory Coast SARL	IVORY COAST	100.00	100.00	Online retailer
Ecart Services Kenya Ltd.	KENYA	100.00	100.00	Online retailer
Ecart Services Morocco Sarlau	MOROCCO	100.00	100.00	Online retailer
Ecart Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Hellopay Africa Integrated Services Ltd. (formerly: Lipco Internet Services Nigeria)	NIGERIA	100.00	100.00	Jumia Pay
Jade E-Services Algeria SARL	ALGERIA	100.00	100.00	Marketplace
Jade E-Services Ghana Ltd.	GHANA	100.00	100.00	Online retailer
Jade E-Services Kenya Ltd.	KENYA	100.00	100.00	Not active
Jade E-Services Senegal SARL (formerly: Hellofood Senegal SUARL)	SENEGAL	100.00	100.00	Online retailer
Jade E-Services South Africa Proprietary Ltd.	SOUTH AFRICA	100.00	100.00	Online retailer
Jade E-Services Tunisia SARL	TUNISIA	100.00	100.00	Not active
Jade E-Services Uganda Ltd.	UGANDA	100.00	100.00	Online retailer
Jolali Global Resources Ltd.	NIGERIA	99.89	99.89	Not active
Jumia Egypt LLC	EGYPT	100.00	100.00	Online retailer
Jumia Electronic Payment Services S.A.E	EGYPT	100.00	100.00	Jumia Pay
Jumia Eservices SARL	TUNISIA	100.00	100.00	Not active
Jumia Financial Services Ltd.	Nigeria	—	100.00	Jumia Pay

Jumia for Trading LLC	EGYPT	100.00	100.00	Not active
Jumia Payment Services Kenya Ltd.	KENYA	—	100.00	Jumia Pay
Jumia Payment Services Ltd.	UGANDA	—	100.00	Jumia Pay
Jumia Services FZ-LLC	UAE	100.00	100.00	Services
Jumia Services GmbH	GERMANY	100.00	100.00	Services
Jumia Technologies Cote D'Ivoire SARLU	IVORY COAST	100.00	100.00	Marketing services
Jumia Technologies Spain SLU	SPAIN	100.00	100.00	Services
Jumia Technologies SUARL	TUNISIA	100.00	100.00	Services
Jumia Technology Services (Shenzhen) Co., Ltd	CHINA	100.00	100.00	Services
Jumia UG (haftungsbeschränkt) & Co. KG	GERMANY	100.00	100.00	Holding
Jumia USA LLC	USA	100.00	100.00	Services
JumiaPay Tunisie Suarl	TUNISIA	—	100.00	Jumia Pay
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel 194. V V UG (haftungsbeschränkt)	GERMANY	100.00	100.00	General Partner
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG	GERMANY	100.00	100.00	Holding
Juwel E-Services Tanzania Ltd.	TANZANIA	100.00	100.00	Not active
Lendico S.A (PTY) Ltd.	SOUTH AFRICA	100.00	100.00	Not active
Lipco Internet Services Zimbabwe Ltd.	ZIMBABWE	100.00	100.00	Not active
Silveroak Internet Services Portugal, Unipessoal Lda	PORTUGAL	100.00	100.00	IT Services
_________________________
(1)Principal activities as of December 31, 2022
The changes in scope during 2022 result from creation of new entities, mergers and liquidations.
Newly created entities in 2022 are Jumia Financial Services Ltd., Jumia Payment Services Kenya Ltd., Jumia Payment Services Ltd. and JumiaPay Tunisie Suarl. EasyTaxi Egypt, Atol Internet Services Ltd. and Ecart Services Ghana Ltd. were liquidated in 2022. African Internet Services S.A. was removed from the scope in 2022 due to loss of control.